Commitments and Contingencies - Additional Information (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of contingent liabilities [line items]
Purchase obligations	₩ 4,942		₩ 3,242
Kookmin Bank
Disclosure of contingent liabilities [line items]
Amount of payment guarantee | $		$ 658,500
Seoul Guarantee Insurance Co. Ltd.
Disclosure of contingent liabilities [line items]
Amount of payment guarantee	₩ 524